UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset Total Return Unconstrained Fund
Class A [WAUAX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$52	1.02%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$141,525,156
Total Number of Portfolio Holdings*	335
Portfolio Turnover Rate	129%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Total Return Unconstrained Fund	PAGE 1	7809-STSR-0125

Western Asset Total Return Unconstrained Fund
Class C [WAUCX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$90	1.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$141,525,156
Total Number of Portfolio Holdings*	335
Portfolio Turnover Rate	129%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Total Return Unconstrained Fund	PAGE 1	7808-STSR-0125

Western Asset Total Return Unconstrained Fund
Class FI [WARIX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$53	1.04%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$141,525,156
Total Number of Portfolio Holdings*	335
Portfolio Turnover Rate	129%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Total Return Unconstrained Fund	PAGE 1	7556-STSR-0125

Western Asset Total Return Unconstrained Fund
Class R [WAURX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$69	1.34%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$141,525,156
Total Number of Portfolio Holdings*	335
Portfolio Turnover Rate	129%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Total Return Unconstrained Fund	PAGE 1	7807-STSR-0125

Western Asset Total Return Unconstrained Fund
Class I [WAARX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$38	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$141,525,156
Total Number of Portfolio Holdings*	335
Portfolio Turnover Rate	129%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Total Return Unconstrained Fund	PAGE 1	7555-STSR-0125

Western Asset Total Return Unconstrained Fund
Class IS [WAASX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$33	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$141,525,156
Total Number of Portfolio Holdings*	335
Portfolio Turnover Rate	129%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Total Return Unconstrained Fund	PAGE 1	7273-STSR-0125

ITEM 2.      CODE OF ETHICS.

Not applicable.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.      SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Total Return Unconstrained Fund
Financial Statements and Other Important Information
Semi-Annual  | November 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
November 30, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Mortgage-Backed Securities — 41.0%
FHLMC — 5.4%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40- 5/1/42	3,546,191	$3,013,269
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/42- 1/1/52	1,680,784	1,451,645
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47- 11/1/52	716,739	694,187
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	8/1/52	1,149,240	1,018,417
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	1/1/53- 4/1/53	528,484	523,172
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	2/1/53- 2/1/54	248,505	256,482
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	4/1/53- 8/1/53	628,920	631,350
Total FHLMC				7,588,522
FNMA — 26.8%
Federal National Mortgage Association (FNMA)	2.000%	10/1/40- 8/1/42	5,353,688	4,561,610
Federal National Mortgage Association (FNMA)	2.500%	11/1/41- 5/1/52	2,836,562	2,470,457
Federal National Mortgage Association (FNMA)	1.500%	2/1/42- 3/1/42	472,679	389,509
Federal National Mortgage Association (FNMA)	3.000%	4/1/42- 5/1/51	2,121,387	1,911,500
Federal National Mortgage Association (FNMA)	4.000%	4/1/44	256,604	245,795
Federal National Mortgage Association (FNMA)	4.500%	7/1/49- 8/1/58	637,441	616,647
Federal National Mortgage Association (FNMA)	5.000%	6/1/52- 7/1/52	733,147	725,394
Federal National Mortgage Association (FNMA)	6.000%	3/1/54	275,872	281,277
Federal National Mortgage Association (FNMA)	5.500%	6/1/54	97,812	98,865
Federal National Mortgage Association (FNMA)	2.000%	1/1/55	5,800,000	4,652,886 (a)
Federal National Mortgage Association (FNMA)	3.000%	1/1/55	9,600,000	8,375,150 (a)
Federal National Mortgage Association (FNMA)	3.500%	1/1/55	1,200,000	1,088,216 (a)
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	5.000%	1/1/55	6,700,000	$6,574,491 (a)
Federal National Mortgage Association (FNMA)	5.500%	1/1/55	4,700,000	4,692,946 (a)
Federal National Mortgage Association (FNMA)	6.000%	1/1/55	700,000	707,946 (a)
Federal National Mortgage Association (FNMA)	6.500%	1/1/55	600,000	614,172 (a)
Total FNMA				38,006,861
GNMA — 8.8%
Government National Mortgage Association (GNMA)	3.000%	10/15/42- 11/15/42	207,438	187,853
Government National Mortgage Association (GNMA)	4.000%	3/15/50	25,840	24,549
Government National Mortgage Association (GNMA)	3.500%	5/15/50	36,392	33,284
Government National Mortgage Association (GNMA) II	4.500%	4/20/41- 9/20/52	1,121,589	1,090,323
Government National Mortgage Association (GNMA) II	4.000%	3/20/48- 5/20/52	747,150	707,465
Government National Mortgage Association (GNMA) II	5.000%	5/20/48- 6/20/53	2,020,389	2,000,180
Government National Mortgage Association (GNMA) II	3.500%	10/20/49- 2/20/50	84,924	77,606
Government National Mortgage Association (GNMA) II	3.000%	1/20/50	221,535	193,504
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 10/20/51	713,923	607,247
Government National Mortgage Association (GNMA) II	6.000%	1/20/54	730,399	748,610
Government National Mortgage Association (GNMA) II	4.500%	1/20/55	400,000	386,103 (a)
Government National Mortgage Association (GNMA) II	5.000%	1/20/55	1,300,000	1,281,114 (a)
Government National Mortgage Association (GNMA) II	5.500%	1/20/55	3,600,000	3,600,894 (a)
Government National Mortgage Association (GNMA) II	6.000%	1/20/55	900,000	908,473 (a)
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	6.500%	1/20/55	600,000	$609,863 (a)
Total GNMA				12,457,068

Total Mortgage-Backed Securities (Cost — $57,961,260)				58,052,451
Corporate Bonds & Notes — 16.5%
Communication Services — 2.9%
Entertainment — 0.6%
Netflix Inc., Senior Notes	3.875%	11/15/29	690,000 EUR	765,569 (b)
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,080,000	901,377 (c)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	50,000	46,116
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	375,000	313,456
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	380,000	350,028 (c)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	320,000	279,498 (c)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	10,000	9,942
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	320,000	337,286
Total Media				2,237,703
Wireless Telecommunication Services — 0.7%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	600,000	525,218 (c)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	680,000	513,376 (c)
Total Wireless Telecommunication Services				1,038,594

Total Communication Services				4,041,866
Consumer Discretionary — 3.0%
Automobiles — 0.9%
Ford Motor Co., Senior Notes	3.250%	2/12/32	110,000	93,876
Ford Motor Co., Senior Notes	6.100%	8/19/32	210,000	214,356
Ford Motor Credit Co. LLC, Senior Notes	2.300%	2/10/25	260,000	258,532
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	340,000	300,424
General Motors Co., Senior Notes	5.600%	10/15/32	70,000	72,186
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	380,000	373,350 (c)
Total Automobiles				1,312,724
Broadline Retail — 0.2%
Prosus NV, Senior Notes	3.061%	7/13/31	310,000	264,613 (c)
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — 1.9%
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	340,000	$318,416
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	380,000	403,559 (c)
Sands China Ltd., Senior Notes	5.125%	8/8/25	340,000	338,932
Sands China Ltd., Senior Notes	2.300%	3/8/27	500,000	464,516
Sands China Ltd., Senior Notes	5.400%	8/8/28	590,000	584,700
Sands China Ltd., Senior Notes	2.850%	3/8/29	330,000	295,128
Sands China Ltd., Senior Notes	3.250%	8/8/31	200,000	172,006
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	120,000	126,844 (c)
Total Hotels, Restaurants & Leisure				2,704,101

Total Consumer Discretionary				4,281,438
Energy — 2.5%
Oil, Gas & Consumable Fuels — 2.5%
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	170,000	159,784
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	70,000	61,675
Continental Resources Inc., Senior Notes	2.268%	11/15/26	100,000	94,810 (c)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	270,000	272,117 (c)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	230,000	224,073
Devon Energy Corp., Senior Notes	5.250%	10/15/27	26,000	26,069
Devon Energy Corp., Senior Notes	5.875%	6/15/28	26,000	26,141
Devon Energy Corp., Senior Notes	4.500%	1/15/30	60,000	58,731
Devon Energy Corp., Senior Notes	5.600%	7/15/41	95,000	91,824
Devon Energy Corp., Senior Notes	4.750%	5/15/42	130,000	113,504
Ecopetrol SA, Senior Notes	5.875%	5/28/45	430,000	307,165
Energy Transfer LP, Senior Notes	5.000%	5/15/50	80,000	71,431
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	130,000	125,265 (d)
EQT Corp., Senior Notes	3.900%	10/1/27	150,000	146,702
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	330,000	317,754 (c)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	70,000	67,706 (c)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	230,000	236,991 (c)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	220,000	206,442
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	660,000	$627,209
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	50,000	46,389
YPF SA, Senior Secured Notes	9.000%	2/12/26	224,019	226,868 (c)

Total Energy				3,508,650
Financials — 3.0%
Banks — 2.0%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	196,479 (d)
Bank of America Corp., Senior Notes (2.551% to 2/4/27 then SOFR + 1.050%)	2.551%	2/4/28	310,000	295,825 (d)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	30,000	26,291 (d)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then 3 mo. Term SOFR + 1.387%)	2.871%	4/19/32	530,000	459,472 (c)(d)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	600,000 EUR	632,920 (b)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	620,000	634,337 (c)(d)(e)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	320,000	315,651 (c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.500% to 9/27/28 then U.K. Government Bonds 5 year Note Generic Bid Yield + 5.143%)	8.500%	3/27/28	200,000 GBP	262,953 (d)(e)
Total Banks				2,823,928
Capital Markets — 0.4%
Credit Suisse AG AT1 Claim	—	—	1,680,000	0 *(f)(g)(h)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	690,000	612,615 (c)(d)
Total Capital Markets				612,615
Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	490,000	434,931
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.3%
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	340,000	$354,098

Total Financials				4,225,572
Health Care — 1.9%
Health Care Providers & Services — 0.7%
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	26,860	27,070
Dignity Health, Secured Notes	5.267%	11/1/64	470,000	451,941
Humana Inc., Senior Notes	8.150%	6/15/38	380,000	453,789
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	40,000	43,492 (c)
Total Health Care Providers & Services				976,292
Pharmaceuticals — 1.2%
Teva Pharmaceutical Finance Netherlands II BV, Senior Notes	7.375%	9/15/29	600,000 EUR	725,339
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,000,000	958,280
Total Pharmaceuticals				1,683,619

Total Health Care				2,659,911
Industrials — 1.5%
Aerospace & Defense — 0.2%
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	250,000	260,172 (c)
Passenger Airlines — 0.7%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	110,000	116,294 (c)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	119,000	118,415 (c)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	390,000	303,543 *(c)(i)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	560,000	538,546 (c)
Total Passenger Airlines				1,076,798
Trading Companies & Distributors — 0.6%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	870,000	806,876 (c)

Total Industrials				2,143,846
Information Technology — 0.2%
Semiconductors & Semiconductor Equipment — 0.2%
Micron Technology Inc., Senior Notes	5.300%	1/15/31	250,000	253,502
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Materials — 0.6%
Chemicals — 0.2%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	410,000	$370,102 (b)
Metals & Mining — 0.4%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	283,839 (c)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	260,000	252,064
Total Metals & Mining				535,903

Total Materials				906,005
Utilities — 0.9%
Electric Utilities — 0.9%
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	6/8/25	800,000	799,613
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	60,000	56,476
Trans-Allegheny Interstate Line Co., Senior Notes	3.850%	6/1/25	490,000	487,013 (c)

Total Utilities				1,343,102
Total Corporate Bonds & Notes (Cost — $24,315,618)				23,363,892
Collateralized Mortgage Obligations(j) — 15.5%
Angel Oak Mortgage Trust, 2024-10 A1	5.348%	10/25/69	276,860	276,350 (c)
BANK, 2018-BN15 B	4.819%	11/15/61	1,050,000	1,018,724 (d)
BANK, 2022-BNK39 A4	2.928%	2/15/55	240,000	210,654 (d)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	5.875%	8/19/38	1,003,726	998,714 (c)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	8.613%	10/15/38	749,000	738,846 (c)(d)
BX Trust, 2018-GWMZ MC (1 mo. Term SOFR + 5.785%)	10.394%	5/15/37	500,000	498,684 (c)(d)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.866%	10/15/36	1,030,000	1,012,071 (c)(d)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	340,000	327,249
CHL Mortgage Pass-Through Trust, 2001- HYB1 1A1	6.750%	6/19/31	2,587	2,565 (d)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	6.116%	2/25/34	6,030	5,967 (d)
Citigroup Commercial Mortgage Trust, 2015-P1 E	4.514%	9/15/48	320,000	247,586 (c)(d)
Citigroup Mortgage Loan Trust, 2005-9 1A1 (1 mo. Term SOFR + 0.374%)	4.962%	11/25/35	78,412	66,631 (d)
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	728,794	$474,686
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO (-1.000 x 1 mo. Term SOFR + 4.986%)	0.398%	11/25/35	2,890,360	149,314 (d)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. Term SOFR + 0.634%)	5.222%	1/25/46	61,790	55,309 (d)
Countrywide Alternative Loan Trust, 2006-4CB 1A4, IO (-1.000 x 1 mo. Term SOFR + 5.186%)	0.598%	4/25/36	5,346,057	352,658 (d)
Countrywide Alternative Loan Trust, 2006-8T1 1A2, IO (-1.000 x 1 mo. Term SOFR + 5.386%)	0.798%	4/25/36	3,385,759	307,950 (d)
Countrywide Alternative Loan Trust, 2006-21CB A6, IO (-1.000 x 1 mo. Term SOFR + 5.486%)	0.898%	7/25/36	1,417,613	121,975 (d)
CSMC Trust, 2021-RPL1 A2	6.937%	9/27/60	899,856	917,272 (c)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	600,000	619,712 (c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	5.152%	6/25/34	2,509	2,319 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 XAM, IO	1.500%	1/25/30	3,100,000	192,330 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K124 X1, IO	0.808%	12/25/30	13,407,114	475,664 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K150 X1, IO	0.446%	9/25/32	8,483,931	193,764 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K514 X1, IO	1.160%	12/25/28	4,998,441	173,945 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	6.113%	12/25/54	110,000	110,652 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	6.000%	12/25/54	110,000	110,650 (d)
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	401,565	$398,696 (c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	2,120,000	2,011,000 (c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	7.825%	6/25/43	393,000	412,979 (c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	7.434%	7/25/43	370,000	384,847 (c)(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	20,506	21,952
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	4.792%	2/25/36	25,147	17,934 (d)
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	93,973	95,233 (c)(d)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	2,018,224	20 (d)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.108%	2/16/53	1,155,480	3,887 (d)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.157%	2/16/48	165,202	685 (d)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.626%	9/16/55	840,464	16,111 (d)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.142%	1/16/55	28,011,754	123,614 (d)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.632%	10/16/58	2,794,334	99,267 (d)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.565%	7/16/58	426,027	9,527 (d)
Government National Mortgage Association (GNMA), 2022-9 GA	2.000%	1/20/52	153,828	127,412
GS Mortgage Securities Trust, 2015-GC30 D	3.384%	5/10/50	1,000,000	782,154
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. Term SOFR + 0.294%)	4.905%	11/19/46	64,847	47,259 (d)
HOMES Trust, 2024-NQM1 A1	5.915%	7/25/69	242,284	243,709 (c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. Term SOFR + 7.364%)	11.973%	12/15/36	2,173,000	217 (c)(d)
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. Term SOFR + 4.379%)	9.139%	11/15/38	640,000	$627,437 (c)(d)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond (6.500% to 4/25/25 then 7.500%)	6.500%	4/25/61	1,246,246	1,242,164 (c)
Lehman XS Trust, 2006-16N A4B (1 mo. Term SOFR + 0.594%)	5.182%	11/25/46	7,790	9,769 (d)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. Term SOFR + 0.554%)	5.142%	6/25/46	10,584	24,446 (d)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3	5.798%	5/25/34	21,042	18,523 (d)
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	6.151%	11/18/29	350,000	349,847 (c)(d)
Morgan Stanley Capital Trust, 2021-L7 XA, IO	1.200%	10/15/54	6,324,419	302,266 (d)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV2 A1	6.500%	2/25/54	390,721	396,840 (c)(d)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	160,000	164,933
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	2,862,000	1,874,431 (c)(d)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	6.574%	8/25/36	47,028	44,998 (d)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	10.609%	2/15/39	631,817	600,538 (c)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-4 3A2	6.814%	4/25/34	3,214	3,186 (d)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	379,764	365,399
Verus Securitization Trust, 2022-6 A3	4.910%	6/25/67	1,188,854	1,176,599 (c)
Wells Fargo Commercial Mortgage Trust, 2022-ONL F	5.092%	12/15/39	390,000	315,816 (c)(d)

Total Collateralized Mortgage Obligations (Cost — $26,698,424)				21,975,936
Sovereign Bonds — 12.2%
Argentina — 1.1%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	17,376	12,819
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Argentina — continued
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	1,080,000	$643,140
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	1,386,219	902,775 (c)
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	96,340	62,741 (b)
Total Argentina				1,621,475
Brazil — 4.3%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	13,542,000 BRL	2,098,919
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	21,057,000 BRL	3,007,500
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	6,665,000 BRL	927,943
Total Brazil				6,034,362
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	370,000	261,502
Dominican Republic — 0.2%
Dominican Republic International Bond, Senior Notes	11.250%	9/15/35	15,700,000 DOP	284,048 (c)
India — 3.4%
India Government Bond	7.590%	1/11/26	162,300,000 INR	1,942,871
India Government Bond, Senior Notes	5.790%	5/11/30	128,260,000 INR	1,453,429
India Government Bond, Senior Notes	7.260%	8/22/32	120,000,000 INR	1,465,203
Total India				4,861,503
Indonesia — 0.2%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	290,000	279,000
Jamaica — 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	30,000,000 JMD	200,522
Kenya — 0.3%
Republic of Kenya Government International Bond, Senior Notes	7.000%	5/22/27	400,000	396,000 (c)
Mexico — 1.7%
Mexican Bonos, Bonds	8.000%	11/7/47	9,210,000 MXN	359,278
Mexican Bonos, Senior Notes	7.750%	11/13/42	50,771,900 MXN	1,990,833
Total Mexico				2,350,111
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

South Africa — 0.7%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	24,880,000 ZAR	$942,134

Total Sovereign Bonds (Cost — $20,178,665)				17,230,657
Asset-Backed Securities — 10.2%
AB BSL CLO Ltd., 2021-3A D (3 mo. Term SOFR + 3.462%)	8.079%	10/20/34	300,000	301,177 (c)(d)
AMMC CLO Ltd., 2020-23A D1R2 (3 mo. Term SOFR + 3.700%)	8.347%	4/17/35	280,000	281,015 (c)(d)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	9.156%	1/15/37	140,000	142,168 (c)(d)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. Term SOFR + 1.149%)	5.737%	7/25/32	1,808	2,100 (d)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	8.937%	4/20/35	280,000	280,979 (c)(d)
Bain Capital Credit CLO, 2019-1A DR2 (3 mo. Term SOFR + 3.100%)	7.717%	4/19/34	360,000	362,054 (c)(d)
Barings CLO Ltd., 2015-2A DR (3 mo. Term SOFR + 3.212%)	7.829%	10/20/30	250,000	251,227 (c)(d)
Birch Grove CLO Ltd., 19A D1RR (3 mo. Term SOFR + 3.850%)	8.497%	7/17/37	240,000	244,195 (c)(d)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	8.026%	10/20/37	260,000	262,932 (c)(d)
Carlyle US CLO Ltd., 2022-3A CR (3 mo. Term SOFR + 2.550%)	7.167%	4/20/37	340,000	344,490 (c)(d)
CarVal CLO Ltd., 2024-3A D1 (3 mo. Term SOFR + 3.000%)	7.571%	10/20/37	480,000	482,731 (c)(d)
CIFC Funding Ltd., 2015-1A CRR (3 mo. Term SOFR + 2.162%)	6.793%	1/22/31	400,000	400,983 (c)(d)
CIFC Funding Ltd., 2017-5A DR (3 mo. Term SOFR + 3.050%)	7.697%	7/17/37	230,000	231,782 (c)(d)
Clover CLO LLC, 2018-1A D1RR (3 mo. Term SOFR + 3.450%)	8.067%	4/20/37	340,000	341,870 (c)(d)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. Term SOFR + 0.234%)	4.844%	4/15/37	500,224	467,507 (d)
Dividend Solar Loans LLC, 2018-1 C	5.140%	7/20/38	1,895,340	1,661,698 (c)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. Term SOFR + 0.214%)	4.902%	8/25/36	304,136	96,306 (d)
Golub Capital Partners CLO Ltd., 2024- 76A D1 (3 mo. Term SOFR + 2.900%)	7.642%	10/25/37	190,000	192,699 (c)(d)
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
GoodLeap Sustainable Home Solutions Trust, 2022-1GS C	3.500%	1/20/49	1,557,122	$965,362 (c)
Hayfin US Ltd., 2024-15A D1 (3 mo. Term SOFR + 4.260%)	8.877%	4/28/37	320,000	326,238 (c)(d)
Jamestown CLO Ltd., 2019-1A BR (3 mo. Term SOFR + 2.500%)	7.117%	4/20/32	500,000	502,455 (c)(d)
Magnetite Ltd., 2019-22A DRR (3 mo. Term SOFR + 2.900%)	7.556%	7/15/36	180,000	181,684 (c)(d)
Magnetite Ltd., 2020-25A D (3 mo. Term SOFR + 3.562%)	8.187%	1/25/32	250,000	251,099 (c)(d)
Magnetite Ltd., 2023-39A E (3 mo. Term SOFR + 6.600%)	11.226%	10/25/33	680,000	686,750 (c)(d)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	5.222%	6/25/46	54,414	52,890 (c)(d)
Mosaic Solar Loan Trust, 2021-1A D	3.710%	12/20/46	351,209	290,126 (c)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	8.846%	4/15/34	470,000	474,095 (c)(d)
Nelnet Student Loan Trust, 2021-A APT2	1.360%	4/20/62	416,544	384,411 (c)
Neuberger Berman Loan Advisers CLO Ltd., 2018-30A DR (3 mo. Term SOFR + 3.112%)	7.729%	1/20/31	260,000	261,116 (c)(d)
Oak Street Investment Grade Net Lease Fund, 2020-1A A2	2.210%	11/20/50	165,419	148,317 (c)
OCP CLO Ltd., 2016-11A DR2 (3 mo. Term SOFR + 3.700%)	8.317%	4/26/36	270,000	271,537 (c)(d)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.467%	7/19/37	290,000	291,216 (c)(d)
OHA Credit Funding Ltd., 2024-18A D1 (3 mo. Term SOFR + 3.450%)	8.067%	4/20/37	420,000	428,542 (c)(d)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	7.656%	4/15/31	520,000	523,199 (c)(d)
Palmer Square Loan Funding Ltd., 2024-1A C (3 mo. Term SOFR + 2.550%)	7.661%	10/15/32	250,000	249,064 (c)(d)
Palmer Square Loan Funding Ltd., 2024-1A D (3 mo. Term SOFR + 4.900%)	10.011%	10/15/32	170,000	168,814 (c)(d)
Subway Funding LLC, 2024-1A A2I	6.028%	7/30/54	250,000	254,327 (c)
Sycamore Tree CLO Ltd., 2024-5A D1 (3 mo. Term SOFR + 4.250%)	8.867%	4/20/36	340,000	343,604 (c)(d)
Tesla Sustainable Energy Trust, 2024-1A A3	5.290%	6/20/50	290,000	292,222 (c)
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	406,658	$391,761
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	9.117%	4/20/37	310,000	315,532 (c)(d)

Total Asset-Backed Securities (Cost — $15,355,177)				14,402,274
U.S. Government & Agency Obligations — 8.1%
U.S. Government Obligations — 8.1%
U.S. Treasury Bonds	3.625%	8/15/43	570,000	507,857
U.S. Treasury Bonds	3.750%	11/15/43	3,600,000	3,258,703 (k)
U.S. Treasury Bonds	2.875%	5/15/49	260,000	196,589
U.S. Treasury Bonds	4.750%	11/15/53	870,000	920,858
U.S. Treasury Bonds	4.625%	5/15/54	170,000	176,773
U.S. Treasury Notes	3.375%	9/15/27	370,000	362,875
U.S. Treasury Notes	3.750%	12/31/28	2,420,000	2,387,245 (l)
U.S. Treasury Notes	4.000%	1/31/31	2,180,000	2,165,310
U.S. Treasury Notes	3.625%	9/30/31	1,510,000	1,464,936

Total U.S. Government & Agency Obligations (Cost — $12,201,463)				11,441,146
U.S. Treasury Inflation Protected Securities — 3.2%
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	1,259,615	1,186,144
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/34	3,366,214	3,351,434

Total U.S. Treasury Inflation Protected Securities (Cost — $4,701,525)				4,537,578
			Shares
Investments in Underlying Funds — 0.2%
VanEck J.P. Morgan EM Local Currency Bond ETF (Cost — $497,296)			16,200	387,180
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $95.875	12/13/24	218	545,000	1,363
3-Month SOFR Futures, Call @ $96.125	12/13/24	44	110,000	275
SOFR 1-Year Mid-Curve Futures, Call @ $96.250	1/10/25	215	537,500	99,437
U.S. Treasury 5-Year Notes Futures, Call @ $108.500	12/27/24	40	40,000	7,813

Total Exchange-Traded Purchased Options (Cost — $109,633)				108,888
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — 0.0%††
Credit default swaption to buy protection on Markit CDX.NA.HY.43 Index, Put @ 104.500bps, 500.000bps quarterly payments paid by the Fund, maturing on 12/20/29	Goldman Sachs Group Inc.	12/18/24	5,800,000	5,800,000	$1,859
U.S. Dollar/Canadian Dollar, Put @ 1.376CAD	Bank of America N.A.	12/27/24	1,988,231	1,988,231	1,644
U.S. Dollar/Euro, Put @ $1.074	BNP Paribas SA	2/24/25	446,000	446,000	4,160
U.S. Dollar/Swiss Franc, Put @ 0.870CHF	Goldman Sachs Group Inc.	12/23/24	896,000	896,000	3,674

Total OTC Purchased Options (Cost — $48,563)					11,337

Total Purchased Options (Cost — $158,196)					120,225
Total Investments before Short-Term Investments (Cost — $162,067,624)					151,511,339
		Rate		Shares
Short-Term Investments — 13.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $18,934,584)		4.603%		18,934,584	18,934,584 (m)(n)
Total Investments — 120.4% (Cost — $181,002,208)					170,445,923
Liabilities in Excess of Other Assets — (20.4)%					(28,920,767)
Total Net Assets — 100.0%					$141,525,156

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Total Return Unconstrained Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2024, the Fund held TBA securities with a total cost of $33,056,045.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Value is less than $1.
(i)	The coupon payment on this security is currently in default as of November 30, 2024.
(j)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(l)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(m)	Rate shown is one-day yield as of the end of the reporting period.
(n)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2024, the total market value of investments in Affiliated
Companies was $18,934,584 and the cost was $18,934,584 (Note 8).

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund
Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CAS	—	Connecticut Avenue Securities
CHF	—	Swiss Franc
CLO	—	Collateralized Loan Obligation
DOP	—	Dominican Peso
ETF	—	Exchange-Traded Fund
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
ZAR	—	South African Rand
At November 30, 2024, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	6/13/25	$97.500	542	$1,355,000	$(47,425)
3-Month SOFR Futures, Call	12/12/25	97.500	180	450,000	(49,500)
3-Month SOFR Futures, Put	12/13/24	94.625	391	977,500	(2,444)
SOFR 1-Year Mid-Curve Futures, Call	12/13/24	97.250	218	545,000	(1,362)
SOFR 1-Year Mid-Curve Futures, Call	12/13/24	97.500	44	110,000	(275)
SOFR 1-Year Mid-Curve Futures, Call	1/10/25	96.750	215	537,500	(22,844)
SOFR 1-Year Mid-Curve Futures, Put	1/10/25	95.875	215	537,500	(18,812)
U.S. Treasury 5-Year Notes Futures, Call	2/21/25	109.000	40	40,000	(15,625)
U.S. Treasury 10-Year Notes Futures, Call	12/27/24	112.000	19	19,000	(8,016)
U.S. Treasury 10-Year Notes Futures, Call	12/27/24	112.500	11	11,000	(3,094)
U.S. Treasury 10-Year Notes Futures, Call	2/21/25	113.000	27	27,000	(17,719)
U.S. Treasury 10-Year Notes Futures, Put	12/27/24	109.000	33	33,000	(4,641)
U.S. Treasury 10-Year Notes Futures, Put	2/21/25	108.000	25	25,000	(8,203)
Total Exchange-Traded Written Options (Premiums received — $487,973)					(199,960)

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Total Return Unconstrained Fund

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Credit default swaption to sell protection on Markit CDX.NA.IG.43 Index, Put, 100.000bps quarterly payments received by the Fund, maturing on 12/20/29 (Premiums received — $34,151)	Goldman Sachs Group Inc.	12/18/24	65.000 bps	26,270,000	$26,270,000 ‡	$(2,557)
Total Written Options (Premiums received — $522,124)						$(202,517)

‡
In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
At November 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	92	3/26	$22,177,362	$22,128,300	$(49,062)
Australian 10-Year Bonds	84	12/24	6,436,205	6,205,668	(230,537)
U.S. Treasury 5-Year Notes	1,294	3/25	138,452,715	139,236,419	783,704
U.S. Treasury Long-Term Bonds	299	3/25	34,940,270	35,730,500	790,230
United Kingdom Long Gilt Bonds	13	3/25	1,570,621	1,586,198	15,577
					1,309,912
Contracts to Sell:
3-Month SOFR	37	3/25	8,862,597	8,840,456	22,141
Japanese 10-Year Bonds	9	12/24	8,692,262	8,605,688	86,574
U.S. Treasury 2-Year Notes	196	3/25	40,332,867	40,397,438	(64,571)
U.S. Treasury 10-Year Notes	1,119	3/25	123,127,419	124,418,812	(1,291,393)
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury Ultra 10-Year Notes	94	3/25	$10,565,176	$10,790,907	$(225,731)
U.S. Treasury Ultra Long- Term Bonds	44	3/25	5,466,677	5,596,250	(129,573)
					(1,602,553)
Net unrealized depreciation on open futures contracts					$(292,641)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At November 30, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	33,043,731	USD	5,458,616	Goldman Sachs Group Inc.	12/3/24	$30,246
BRL	33,043,731	USD	5,677,617	Goldman Sachs Group Inc.	12/3/24	(188,755)
USD	5,458,616	BRL	33,043,731	Goldman Sachs Group Inc.	12/3/24	(30,246)
USD	5,779,806	BRL	33,043,731	Goldman Sachs Group Inc.	12/3/24	290,945
USD	715,763	CAD	992,763	Bank of America N.A.	12/30/24	5,782
USD	5,656,042	BRL	33,043,731	Goldman Sachs Group Inc.	1/3/25	187,608
USD	596,394	ZAR	10,470,000	JPMorgan Chase & Co.	1/15/25	17,801
EUR	10,000	USD	10,493	Bank of America N.A.	1/16/25	98
EUR	70,000	USD	73,556	Bank of America N.A.	1/16/25	577
EUR	80,000	USD	86,957	Bank of America N.A.	1/16/25	(2,233)
EUR	80,000	USD	86,980	Bank of America N.A.	1/16/25	(2,257)
EUR	120,000	USD	129,883	Bank of America N.A.	1/16/25	(2,797)
GBP	70,000	USD	88,679	Bank of America N.A.	1/16/25	382
GBP	100,000	USD	126,467	Bank of America N.A.	1/16/25	763
JPY	15,345,000	USD	103,620	Bank of America N.A.	1/16/25	(381)
NZD	1,962,729	USD	1,202,937	Bank of America N.A.	1/16/25	(39,814)
USD	134,817	AUD	203,000	Bank of America N.A.	1/16/25	2,365
USD	839,911	CNH	6,068,360	Bank of America N.A.	1/16/25	1,042
USD	1,299,468	CNH	9,107,584	Bank of America N.A.	1/16/25	40,469
USD	106,215	EUR	100,000	Bank of America N.A.	1/16/25	310
USD	207,331	EUR	190,000	Bank of America N.A.	1/16/25	6,112
USD	218,000	EUR	200,000	Bank of America N.A.	1/16/25	6,191
USD	4,116,593	EUR	3,734,481	Bank of America N.A.	1/16/25	161,602
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Total Return Unconstrained Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,669,335	GBP	1,274,462	Bank of America N.A.	1/16/25	$47,827
CAD	90,000	USD	65,521	BNP Paribas SA	1/16/25	(1,117)
CAD	180,000	USD	131,082	BNP Paribas SA	1/16/25	(2,272)
CAD	220,000	USD	160,130	BNP Paribas SA	1/16/25	(2,698)
CAD	240,000	USD	174,254	BNP Paribas SA	1/16/25	(2,509)
CHF	60,000	USD	67,986	BNP Paribas SA	1/16/25	516
CHF	60,000	USD	68,094	BNP Paribas SA	1/16/25	408
CHF	70,000	USD	79,457	BNP Paribas SA	1/16/25	461
CHF	150,000	USD	170,289	BNP Paribas SA	1/16/25	964
NOK	2,650,000	USD	242,118	BNP Paribas SA	1/16/25	(2,079)
USD	90,559	AUD	137,000	BNP Paribas SA	1/16/25	1,170
USD	849,841	CAD	1,165,781	BNP Paribas SA	1/16/25	15,603
USD	1,387,529	CHF	1,176,268	BNP Paribas SA	1/16/25	44,595
CAD	80,000	USD	57,774	Citibank N.A.	1/16/25	(526)
CAD	110,000	USD	79,629	Citibank N.A.	1/16/25	(913)
CAD	110,000	USD	79,622	Citibank N.A.	1/16/25	(906)
CAD	130,000	USD	93,906	Citibank N.A.	1/16/25	(877)
CAD	200,000	USD	144,873	Citibank N.A.	1/16/25	(1,752)
CAD	200,000	USD	144,946	Citibank N.A.	1/16/25	(1,826)
CAD	210,000	USD	152,063	Citibank N.A.	1/16/25	(1,786)
USD	2,313,716	INR	195,306,523	Citibank N.A.	1/16/25	8,331
USD	70,424	JPY	10,620,000	Citibank N.A.	1/16/25	(1,026)
CHF	30,000	USD	33,991	Goldman Sachs Group Inc.	1/16/25	260
CHF	30,000	USD	34,920	Goldman Sachs Group Inc.	1/16/25	(669)
CHF	50,000	USD	58,240	Goldman Sachs Group Inc.	1/16/25	(1,155)
CHF	70,000	USD	81,521	Goldman Sachs Group Inc.	1/16/25	(1,603)
CHF	80,000	USD	90,964	Goldman Sachs Group Inc.	1/16/25	371
CHF	80,000	USD	91,129	Goldman Sachs Group Inc.	1/16/25	207
CHF	80,000	USD	91,065	Goldman Sachs Group Inc.	1/16/25	270
CHF	90,000	USD	102,210	Goldman Sachs Group Inc.	1/16/25	542
CHF	90,000	USD	102,278	Goldman Sachs Group Inc.	1/16/25	474
CHF	120,000	USD	135,974	Goldman Sachs Group Inc.	1/16/25	1,029
CHF	120,000	USD	138,364	Goldman Sachs Group Inc.	1/16/25	(1,361)
NOK	1,780,000	USD	162,436	Goldman Sachs Group Inc.	1/16/25	(1,202)
NOK	1,840,000	USD	167,130	Goldman Sachs Group Inc.	1/16/25	(461)
USD	71,437	NOK	790,000	Goldman Sachs Group Inc.	1/16/25	(122)
USD	139,020	NOK	1,540,000	Goldman Sachs Group Inc.	1/16/25	(475)
USD	142,776	NOK	1,580,000	Goldman Sachs Group Inc.	1/16/25	(342)
AUD	230,000	USD	152,526	JPMorgan Chase & Co.	1/16/25	(2,457)
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	243,943	USD	164,259	JPMorgan Chase & Co.	1/16/25	$(5,092)
AUD	560,000	USD	373,230	JPMorgan Chase & Co.	1/16/25	(7,843)
EUR	550,000	USD	604,446	JPMorgan Chase & Co.	1/16/25	(21,970)
JPY	25,569,000	USD	173,817	JPMorgan Chase & Co.	1/16/25	(1,792)
JPY	33,728,000	USD	222,410	JPMorgan Chase & Co.	1/16/25	4,508
JPY	41,070,000	USD	272,003	JPMorgan Chase & Co.	1/16/25	4,312
JPY	48,877,952	USD	334,140	JPMorgan Chase & Co.	1/16/25	(5,294)
MXN	4,577,000	USD	221,361	JPMorgan Chase & Co.	1/16/25	2,334
USD	974,914	CNH	7,052,429	JPMorgan Chase & Co.	1/16/25	12
USD	59,747	JPY	8,940,000	JPMorgan Chase & Co.	1/16/25	(400)
USD	59,812	JPY	8,940,000	JPMorgan Chase & Co.	1/16/25	(336)
USD	181,283	MXN	3,624,000	JPMorgan Chase & Co.	1/16/25	4,164
USD	1,245,234	MXN	24,415,932	JPMorgan Chase & Co.	1/16/25	51,936
CAD	260,000	USD	188,982	Morgan Stanley & Co. Inc.	1/16/25	(2,925)
USD	167,126	MXN	3,376,500	Morgan Stanley & Co. Inc.	1/16/25	2,104
Net unrealized appreciation on open forward foreign currency contracts						$602,422

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
USD	—	United States Dollar
ZAR	—	South African Rand
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Total Return Unconstrained Fund
At November 30, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	180,100,000MXN	11/19/29	28-Day MXN TIIE - Banxico every 28 days	8.825% every 28 days	$12,382	—	$12,382
	43,980,000	3/18/30	Daily SOFR Compound annually	3.650% annually	(103,233)	$(754,589)	651,356
	18,983,000	4/30/31	4.200% annually	Daily SOFR Compound annually	(504,956)	(338,599)	(166,357)
	20,088,000	5/15/32	3.220% annually	Daily SOFR Compound annually	654,517	23,696	630,821
	1,168,000	5/15/48	3.150% annually	Daily SOFR Compound annually	99,750	128,463	(28,713)
	580,242,000JPY	10/27/53	1.750% annually	Daily TONA Compound annually	61,662	—	61,662
	11,042,000	3/18/55	3.510% annually	Daily SOFR Compound annually	95,899	300,174	(204,275)
Total					$316,021	$(640,855)	$956,876

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount2*	Termination Date	Implied Credit Spread at November 30, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
BNP Paribas SA (Volkswagen International Finance NV, 3.875%, due 3/29/26)	6,580,000EUR	12/20/24	0.353%	1.000% quarterly	$2,600	$1,042	$1,558

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund
OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount2*	Termination Date	Implied Credit Spread at November 30, 2024[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
BNP Paribas SA (Mercedes-Benz Group AG, 1.000%, due 11/15/27)	6,580,000EUR	12/20/24	0.174%	1.000% quarterly	$(3,322)	$(2,045)	$(1,277)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.43 Index	$9,362,000	12/20/29	5.000% quarterly	$804,674	$653,351	$151,323

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.43 Index	$8,330,000	12/20/29	1.000% quarterly	$(198,751)	$(180,252)	$(18,499)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$1,164,000	3/6/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$34,185	—	$34,185

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Total Return Unconstrained Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 37 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	10.475%
Daily SOFR Compound	4.590%
Daily TONA Compound	0.227%

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund
Abbreviation(s) used in this table:
EUR	—	Euro
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
JPY	—	Japanese Yen
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
TONA	—	Tokyo Overnight Average Rate
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
November 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $162,067,624)	$151,511,339
Investments in affiliated securities, at value (Cost — $18,934,584)	18,934,584
Foreign currency, at value (Cost — $1,075,701)	1,065,101
Cash	999,987
Receivable for securities sold	34,519,870
Interest receivable	1,317,476
Unrealized appreciation on forward foreign currency contracts	944,691
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $504,613)	528,351
Dividends receivable from affiliated investments	83,306
Deposits with brokers for open futures contracts and exchange-traded options	58,013
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $55,005)	52,587
OTC swaps, at value (premiums paid — $1,042)	36,785
Receivable for open OTC swap contracts	13,907
Deposits with brokers for centrally cleared swap contracts	11,950
Receivable for Fund shares sold	2,237
Security litigation proceeds receivable	909
Prepaid expenses	43,016
Total Assets	210,124,109
Liabilities:
Payable for securities purchased	67,578,875
Unrealized depreciation on forward foreign currency contracts	342,269
Written options, at value (premiums received — $522,124)	202,517
Payable to brokers — net variation margin on centrally cleared swap contracts	141,048
Payable for Fund shares repurchased	70,659
Investment management fee payable	45,800
Payable to brokers — net variation margin on open futures contracts	32,993
Payable for open OTC swap contracts	18,937
Accrued foreign capital gains tax	9,323
Service and/or distribution fees payable	3,981
OTC swaps, at value (premiums received — $2,045)	3,322
Directors’ fees payable	2,321
Accrued expenses	146,908
Total Liabilities	68,598,953
Total Net Assets	$141,525,156
Net Assets:
Par value (Note 7)	$15,489
Paid-in capital in excess of par value	298,863,431
Total distributable earnings (loss)	(157,353,764)
Total Net Assets	$141,525,156
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Net Assets:
Class A	$6,451,979
Class C	$2,500,867
Class FI	$2,556,757
Class R	$153,183
Class I	$34,318,345
Class IS	$95,544,025
Shares Outstanding:
Class A	706,193
Class C	273,558
Class FI	280,046
Class R	16,766
Class I	3,750,188
Class IS	10,462,254
Net Asset Value:
Class A (and redemption price)	$9.14
Class C*	$9.14
Class FI (and redemption price)	$9.13
Class R (and redemption price)	$9.14
Class I (and redemption price)	$9.15
Class IS (and redemption price)	$9.13
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.50

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended November 30, 2024

Investment Income:
Interest	$4,852,622
Dividends from affiliated investments	425,854
Dividends from unaffiliated investments	12,319
Total Investment Income	5,290,795
Expenses:
Investment management fee (Note 2)	546,196
Registration fees	46,697
Fund accounting fees	45,166
Transfer agent fees (Notes 2 and 5)	44,816
Audit and tax fees	34,412
Service and/or distribution fees (Notes 2 and 5)	25,520
Shareholder reports	13,147
Legal fees	6,603
Commodity pool reports	6,017
Directors’ fees	3,956
Custody fees	1,711
Commitment fees (Note 9)	1,020
Insurance	1,005
Miscellaneous expenses	7,980
Total Expenses	784,246
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(143,348)
Net Expenses	640,898
Net Investment Income	4,649,897
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(21,378,080)†
Futures contracts	(995,131)
Written options	1,301,373
Swap contracts	(1,123,194)
Forward foreign currency contracts	347,062
Foreign currency transactions	(344,641)
Net Realized Loss	(22,192,611)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	26,305,470 ‡
Futures contracts	499,917
Written options	(406,042)
Swap contracts	(411,420)
Forward foreign currency contracts	443,103
Foreign currencies	(26,016)
Change in Net Unrealized Appreciation (Depreciation)	26,405,012
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	4,212,401
Increase in Net Assets From Operations	$8,862,298

†	Net of foreign capital gains tax of $36,215.
‡	Net of change in accrued foreign capital gains tax of $4,138.
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended November 30, 2024 (unaudited) and the Year Ended May 31, 2024	November 30	May 31
Operations:
Net investment income	$4,649,897	$14,222,529
Net realized loss	(22,192,611)	(23,202,896)
Change in net unrealized appreciation (depreciation)	26,405,012	23,988,052
Increase in Net Assets From Operations	8,862,298	15,007,685
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,700,021)	(8,600,048)
Decrease in Net Assets From Distributions to Shareholders	(4,700,021)	(8,600,048)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	12,894,702	39,947,299
Reinvestment of distributions	4,681,451	8,223,110
Cost of shares repurchased	(112,941,520)	(134,315,791)
Decrease in Net Assets From Fund Share Transactions	(95,365,367)	(86,145,382)
Decrease in Net Assets	(91,203,090)	(79,737,745)
Net Assets:
Beginning of period	232,728,246	312,465,991
End of period	$141,525,156	$232,728,246
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.97	$8.78	$9.18	$10.65	$10.00	$10.28
Income (loss) from operations:
Net investment income	0.22	0.43	0.38	0.27	0.20	0.35
Net realized and unrealized gain (loss)	0.17	0.00 [3]	(0.76)	(1.33)	0.52	(0.25)
Total income (loss) from operations	0.39	0.43	(0.38)	(1.06)	0.72	0.10
Less distributions from:
Net investment income	(0.22)	(0.24)	(0.02)	(0.22)	(0.07)	(0.22)
Net realized gains	—	—	—	(0.19)	—	(0.02)
Return of capital	—	—	—	—	—	(0.14)
Total distributions	(0.22)	(0.24)	(0.02)	(0.41)	(0.07)	(0.38)
Net asset value, end of period	$9.14	$8.97	$8.78	$9.18	$10.65	$10.00
Total return[4]	4.41%	5.03%	(4.13)%	(10.28)%	7.11%	0.98%[5]
Net assets, end of period (000s)	$6,452	$7,162	$8,402	$9,584	$14,641	$11,965
Ratios to average net assets:
Gross expenses	1.17%[6]	1.10%	1.08%[7]	1.08%	1.10%[7]	1.37%[7]
Net expenses[8,9]	1.02 [6]	1.02	1.05 [7]	1.07	1.10 [7]	1.10 [7]
Net investment income	4.75 [6]	4.88	4.30	2.65	1.93	3.38
Portfolio turnover rate[10]	129%	133%	60%	64%	67%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.88% for the year ended May 31, 2020.
[6]	Annualized.
[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]
As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.07%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of
Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.10%.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 5%, 85%, 55%, 64%, 63% and 63%.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.98	$8.72	$9.15	$10.62	$10.00	$10.28
Income (loss) from operations:
Net investment income	0.18	0.37	0.31	0.20	0.13	0.27
Net realized and unrealized gain (loss)	0.17	0.00 [3]	(0.74)	(1.34)	0.51	(0.24)
Total income (loss) from operations	0.35	0.37	(0.43)	(1.14)	0.64	0.03
Less distributions from:
Net investment income	(0.19)	(0.11)	—	(0.14)	(0.02)	(0.18)
Net realized gains	—	—	—	(0.19)	—	(0.02)
Return of capital	—	—	—	—	—	(0.11)
Total distributions	(0.19)	(0.11)	—	(0.33)	(0.02)	(0.31)
Net asset value, end of period	$9.14	$8.98	$8.72	$9.15	$10.62	$10.00
Total return[4]	3.89%	4.30%	(4.70)%	(10.98)%	6.45%	0.30%[5]
Net assets, end of period (000s)	$2,501	$2,710	$4,117	$8,978	$13,227	$13,319
Ratios to average net assets:
Gross expenses	1.91%[6]	1.83%	1.79%	1.77%	1.78%[7]	1.81%[7]
Net expenses[8,9]	1.77 [6]	1.75	1.76	1.77	1.78 [7]	1.80 [7]
Net investment income	4.01 [6]	4.16	3.50	1.94	1.26	2.65
Portfolio turnover rate[10]	129%	133%	60%	64%	67%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.
[6]	Annualized.
[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 5%, 85%, 55%, 64%, 63% and 63%.

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class FI Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.97	$8.78	$9.17	$10.64	$9.99	$10.27
Income (loss) from operations:
Net investment income	0.22	0.43	0.37	0.27	0.21	0.35
Net realized and unrealized gain (loss)	0.16	0.00 [3]	(0.74)	(1.33)	0.51	(0.24)
Total income (loss) from operations	0.38	0.43	(0.37)	(1.06)	0.72	0.11
Less distributions from:
Net investment income	(0.22)	(0.24)	(0.02)	(0.22)	(0.07)	(0.23)
Net realized gains	—	—	—	(0.19)	—	(0.02)
Return of capital	—	—	—	—	—	(0.14)
Total distributions	(0.22)	(0.24)	(0.02)	(0.41)	(0.07)	(0.39)
Net asset value, end of period	$9.13	$8.97	$8.78	$9.17	$10.64	$9.99
Total return[4]	4.32%	5.01%	(4.08)%	(10.28)%	7.18%	0.93%[5]
Net assets, end of period (000s)	$2,557	$2,741	$4,202	$11,518	$16,871	$34,171
Ratios to average net assets:
Gross expenses	1.19%[6]	1.09%	1.10%	1.05%	1.07%[7]	1.11%[7]
Net expenses[8,9]	1.04 [6]	1.01	1.06	1.05	1.07 [7]	1.10 [7]
Net investment income	4.73 [6]	4.89	4.22	2.66	1.99	3.42
Portfolio turnover rate[10]	129%	133%	60%	64%	67%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.83% for the year ended May 31, 2020.
[6]	Annualized.
[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 5%, 85%, 55%, 64%, 63% and 63%.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.97	$8.79	$9.20	$10.65	$10.01	$10.28
Income (loss) from operations:
Net investment income	0.20	0.41	0.37	0.23	0.20	0.32
Net realized and unrealized gain (loss)	0.18	(0.01)[3]	(0.76)	(1.32)	0.50	(0.23)
Total income (loss) from operations	0.38	0.40	(0.39)	(1.09)	0.70	0.09
Less distributions from:
Net investment income	(0.21)	(0.22)	(0.02)	(0.17)	(0.06)	(0.21)
Net realized gains	—	—	—	(0.19)	—	(0.02)
Return of capital	—	—	—	—	—	(0.13)
Total distributions	(0.21)	(0.22)	(0.02)	(0.36)	(0.06)	(0.36)
Net asset value, end of period	$9.14	$8.97	$8.79	$9.20	$10.65	$10.01
Total return[4]	4.23%	4.60%	(4.27)%	(10.57)%	7.05%	0.74%[5]
Net assets, end of period (000s)	$153	$163	$157	$78	$477	$487
Ratios to average net assets:
Gross expenses	1.55%[6]	1.48%	1.45%	1.35%[7]	1.44%	1.51%[7]
Net expenses[8,9]	1.34 [6]	1.34	1.35	1.35 [7]	1.35	1.35 [7]
Net investment income	4.44 [6]	4.56	4.22	2.21	1.94	3.14
Portfolio turnover rate[10]	129%	133%	60%	64%	67%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]
Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.
[6]	Annualized.
[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 5%, 85%, 55%, 64%, 63% and 63%.

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.99	$8.80	$9.19	$10.67	$10.00	$10.28
Income (loss) from operations:
Net investment income	0.23	0.46	0.39	0.30	0.25	0.38
Net realized and unrealized gain (loss)	0.16	0.00 [3]	(0.74)	(1.34)	0.51	(0.24)
Total income (loss) from operations	0.39	0.46	(0.35)	(1.04)	0.76	0.14
Less distributions from:
Net investment income	(0.23)	(0.27)	(0.04)	(0.25)	(0.09)	(0.25)
Net realized gains	—	—	—	(0.19)	—	(0.02)
Return of capital	—	—	—	—	—	(0.15)
Total distributions	(0.23)	(0.27)	(0.04)	(0.44)	(0.09)	(0.42)
Net asset value, end of period	$9.15	$8.99	$8.80	$9.19	$10.67	$10.00
Total return[4]	4.43%	5.33%	(3.76)%	(10.06)%	7.61%	1.26%[5]
Net assets, end of period (000s)	$34,318	$61,861	$83,835	$530,018	$718,829	$1,017,885
Ratios to average net assets:
Gross expenses	0.93%[6]	0.82%[7]	0.80%	0.74%	0.74%[7]	0.76%[7]
Net expenses[8,9]	0.74 [6]	0.74 [7]	0.75	0.74	0.73 [7]	0.75 [7]
Net investment income	5.07 [6]	5.15	4.35	2.96	2.34	3.74
Portfolio turnover rate[10]	129%	133%	60%	64%	67%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.
[6]	Annualized.
[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 5%, 85%, 55%, 64%, 63% and 63%.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.97	$8.78	$9.18	$10.66	$9.99	$10.26
Income (loss) from operations:
Net investment income	0.24	0.47	0.41	0.31	0.25	0.39
Net realized and unrealized gain (loss)	0.16	0.00 [3]	(0.75)	(1.34)	0.52	(0.23)
Total income (loss) from operations	0.40	0.47	(0.34)	(1.03)	0.77	0.16
Less distributions from:
Net investment income	(0.24)	(0.28)	(0.06)	(0.26)	(0.10)	(0.25)
Net realized gains	—	—	—	(0.19)	—	(0.02)
Return of capital	—	—	—	—	—	(0.16)
Total distributions	(0.24)	(0.28)	(0.06)	(0.45)	(0.10)	(0.43)
Net asset value, end of period	$9.13	$8.97	$8.78	$9.18	$10.66	$9.99
Total return[4]	4.49%	5.46%	(3.69)%	(9.99)%	7.69%	1.44%[5]
Net assets, end of period (000s)	$95,544	$158,092	$211,753	$265,841	$287,236	$201,779
Ratios to average net assets:
Gross expenses	0.78%[6]	0.72%	0.69%	0.65%	0.66%	0.66%[7]
Net expenses[8,9]	0.64 [6]	0.64	0.65	0.65	0.65	0.65 [7]
Net investment income	5.18 [6]	5.26	4.69	3.08	2.42	3.82
Portfolio turnover rate[10]	129%	133%	60%	64%	67%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.
[6]	Annualized.
[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 5%, 85%, 55%, 64%, 63% and 63%.

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$58,052,451	—	$58,052,451
Corporate Bonds & Notes:
Financials	—	4,225,572	$0 *	4,225,572
Other Corporate Bonds & Notes	—	19,138,320	—	19,138,320
Collateralized Mortgage Obligations	—	21,975,936	—	21,975,936
Sovereign Bonds	—	17,230,657	—	17,230,657
Asset-Backed Securities	—	14,402,274	—	14,402,274
U.S. Government & Agency Obligations	—	11,441,146	—	11,441,146
U.S. Treasury Inflation Protected Securities	—	4,537,578	—	4,537,578
Investments in Underlying Funds	$387,180	—	—	387,180
Purchased Options:
Exchange-Traded Purchased Options	108,888	—	—	108,888
OTC Purchased Options	—	11,337	—	11,337
Total Long-Term Investments	496,068	151,015,271	0 *	151,511,339
Short-Term Investments†	18,934,584	—	—	18,934,584
Total Investments	$19,430,652	$151,015,271	$0 *	$170,445,923

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,698,226	—	—	$1,698,226
Forward Foreign Currency Contracts††	—	$944,691	—	944,691
Centrally Cleared Interest Rate Swaps††	—	1,356,221	—	1,356,221
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	2,600	—	2,600
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	151,323	—	151,323
OTC Total Return Swaps	—	34,185	—	34,185
Total Other Financial Instruments	$1,698,226	$2,489,020	—	$4,187,246
Total	$21,128,878	$153,504,291	$0 *	$174,633,169
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$199,960	—	—	$199,960
OTC Written Options	—	$2,557	—	2,557
Futures Contracts††	1,990,867	—	—	1,990,867
Forward Foreign Currency Contracts††	—	342,269	—	342,269
Centrally Cleared Interest Rate Swaps††	—	399,345	—	399,345
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	3,322	—	3,322
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	18,499	—	18,499
Total	$2,190,827	$765,992	—	$2,956,819

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2024, the total notional value of all credit default swaps to sell protection was EUR 6,580,000 and $9,362,000. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended November 30, 2024, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate,
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Total return swaps
The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.
(g) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

(h) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(i) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
At November 30, 2024, the Fund held non-cash collateral for TBA securities from JPMorgan Chase & Co. in the amount of $102,541.
(j) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(k) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(l) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(m) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(n) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(o) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of November 30, 2024, the Fund held OTC written options, forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $348,148. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
At November 30, 2024, the Fund held non-cash collateral from Goldman Sachs Group Inc. and JPMorgan Chase & Co. in the amounts of $207,616 and $13,800, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

(p) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(q) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(r) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(s) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(t) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of November 30, 2024, there were $9,323 of capital gains tax liabilities accrued on unrealized gains.
(u) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets. For their services, FTFA pays Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London monthly all of the management fee that it receives from the Fund. The Fund does not pay any additional advisory or other fees for advisory services provided by Western Asset, Western Asset Singapore, Western Asset Japan or Western Asset London.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.07%, 1.80%, 1.10%, 1.35%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended November 30, 2024, fees waived and/or expenses reimbursed amounted to $143,348, which included an affiliated money market fund waiver of $10,369.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at November 30, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires May 31, 2025	$2,896	$1,995	$2,825	$162	$84,820	$90,613
Expires May 31, 2026	5,265	2,367	2,390	202	50,341	134,093
Expires May 31, 2027	4,563	1,771	1,788	157	45,073	79,627
Total fee waivers/expense reimbursements subject to recapture	$12,724	$6,133	$7,003	$521	$180,234	$304,333
For the six months ended November 30, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended November 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $1,108 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended November 30, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$82
CDSCs	—
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.
3. Investments
During the six months ended November 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$8,705,884	$264,971,812
Sales	67,330,812	335,107,020
At November 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$181,823,273	$2,343,296	$(13,720,646)	$(11,377,350)
Written options	(522,124)	341,806	(22,199)	319,607
Futures contracts	—	1,698,226	(1,990,867)	(292,641)
Forward foreign currency contracts	—	944,691	(342,269)	602,422
Swap contracts	(168,759)	1,543,287	(419,121)	1,124,166

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[2]	$108,888	$9,478	$1,859	—	$120,225
Futures contracts[3]	1,698,226	—	—	—	1,698,226
Forward foreign currency contracts	—	944,691	—	—	944,691
OTC swap contracts[4]	—	—	2,600	$34,185	36,785
Centrally cleared swap contracts[5]	1,356,221	—	151,323	—	1,507,544
Total	$3,163,335	$954,169	$155,782	$34,185	$4,307,471

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$199,960	—	$2,557	$202,517
Futures contracts[3]	1,990,867	—	—	1,990,867
Forward foreign currency contracts	—	$342,269	—	342,269
OTC swap contracts[4]	—	—	3,322	3,322
Centrally cleared swap contracts[5]	399,345	—	18,499	417,844
Total	$2,590,172	$342,269	$24,378	$2,956,819

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(816,202)	$(74,231)	—	—	$(890,433)
Futures contracts	(995,131)	—	—	—	(995,131)
Written options	1,283,558	17,815	—	—	1,301,373
Swap contracts	(1,356,145)	—	$202,024	$30,927	(1,123,194)
Forward foreign currency contracts	—	347,062	—	—	347,062
Total	$(1,883,920)	$290,646	$202,024	$30,927	$(1,360,323)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$682,200	$7,121	$(31,201)	—	$658,120
Futures contracts	499,917	—	—	—	499,917
Written options	(432,847)	(4,789)	31,594	—	(406,042)
Swap contracts	(645,402)	—	175,370	$58,612	(411,420)
Forward foreign currency contracts	—	443,103	—	—	443,103
Total	$103,868	$445,435	$175,763	$58,612	$783,678

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

During the six months ended November 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$415,557
Written options	658,007
Futures contracts (to buy)	252,837,740
Futures contracts (to sell)	237,795,611
Forward foreign currency contracts (to buy)	28,278,284
Forward foreign currency contracts (to sell)	47,488,207
Average Notional Balance
Interest rate swap contracts	$177,702,763
Credit default swap contracts (buy protection)	19,667,878
Credit default swap contracts (sell protection)	14,852,449
Total return swap contracts	1,818,143
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$275,164	$(47,482)	$227,682	—	$227,682
BNP Paribas SA	70,477	(13,997)	56,480	—	56,480
Citibank N.A.	8,331	(9,612)	(1,281)	—	(1,281)
Goldman Sachs Group Inc.	517,485	(228,948)	288,537	$(207,616)	80,921
JPMorgan Chase & Co.	119,252	(45,184)	74,068	(13,800)	60,268
Morgan Stanley & Co. Inc.	2,104	(2,925)	(821)	—	(821)
Total	$992,813	$(348,148)	$644,665	$(221,416)	$423,249

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C,
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended November 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$8,532	$4,384
Class C	13,247	1,592
Class FI	3,343	1,965
Class R	398	202
Class I	—	36,454
Class IS	—	219
Total	$25,520	$44,816
For the six months ended November 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$4,976
Class C	1,932
Class FI	1,950
Class R	166
Class I	47,953
Class IS	86,371
Total	$143,348
6. Distributions to shareholders by class

	Six Months Ended November 30, 2024	Year Ended May 31, 2024
Net Investment Income:
Class A	$165,209	$209,931
Class C	53,667	43,248
Class FI	65,144	98,411
Class R	3,552	3,924
Class I	1,298,026	2,256,811
Class IS	3,114,423	5,987,723
Total	$4,700,021	$8,600,048

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

7. Capital shares
At November 30, 2024, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2024		Year Ended May 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	19,648	$179,108	122,710	$1,089,726
Shares issued on reinvestment	17,923	162,735	23,196	203,935
Shares repurchased	(129,497)	(1,181,812)	(304,310)	(2,692,318)
Net decrease	(91,926)	$(839,969)	(158,404)	$(1,398,657)
Class C
Shares sold	2,531	$23,409	2,508	$22,459
Shares issued on reinvestment	5,895	53,667	4,954	43,248
Shares repurchased	(36,702)	(336,288)	(177,721)	(1,568,661)
Net decrease	(28,276)	$(259,212)	(170,259)	$(1,502,954)
Class FI
Shares sold	306	$2,766	5,031	$44,421
Shares issued on reinvestment	7,105	64,437	11,087	97,343
Shares repurchased	(32,905)	(300,115)	(189,321)	(1,679,325)
Net decrease	(25,494)	$(232,912)	(173,203)	$(1,537,561)
Class R
Shares sold	812	$7,346	729	$6,477
Shares issued on reinvestment	391	3,552	446	3,924
Shares repurchased	(2,558)	(23,418)	(903)	(8,116)
Net increase (decrease)	(1,355)	$(12,520)	272	$2,285
Class I
Shares sold	582,554	$5,360,822	1,951,614	$17,334,266
Shares issued on reinvestment	141,715	1,285,622	252,291	2,219,058
Shares repurchased	(3,857,022)	(35,367,902)	(4,848,254)	(42,872,479)
Net decrease	(3,132,753)	$(28,721,458)	(2,644,349)	$(23,319,155)
Class IS
Shares sold	807,170	$7,321,251	2,411,432	$21,449,950
Shares issued on reinvestment	344,117	3,111,438	643,383	5,655,602
Shares repurchased	(8,315,126)	(75,731,985)	(9,539,578)	(85,494,892)
Net decrease	(7,163,839)	$(65,299,296)	(6,484,763)	$(58,389,340)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
all or some portion of the six months ended November 30, 2024. The following transactions were effected in such company for the six months ended November 30, 2024.

	Affiliate Value at May 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$24,400,677	$59,520,976	59,520,976	$64,987,069	64,987,069

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$425,854	—	$18,934,584
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended November 30, 2024.
10. Deferred capital losses
As of May 31, 2024, the Fund had deferred capital losses of $128,730,053, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset Total Return Unconstrained Fund 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
Western Asset Total Return Unconstrained Fund

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Western Asset
Total Return Unconstrained Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Ltd
Western Asset Management Company Pte. Ltd.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Total Return Unconstrained Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Total Return Unconstrained Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Total Return Unconstrained Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90488-SFSOI 1/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 22, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 22, 2025